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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number: 28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        August 11, 2005

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    3
         Form 13F Information Table Entry Total               56
         Form 13F Information Table Value Total:     $378,432 (thousands)

List of Other Included Managers:

         No.      Form 13F File No.         Name

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC

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                             Form 13F as of 06/30/05
                     REPORTING MANAGER: RAIFF PARTNERS, INC.
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             Column 1               Column 2     Column 3      Column 4    Column 5           Column 6     Item 7        Item 8

                                                                          Shares or                                 Voting Authority
                                     Title        Cusip      Fair Market  Principal           Investment
          Name of Issuer            of Class      Number        Value      Amount             Discretion  Managers Sole  Shared None
                                                                                SH/PRN PUT/CALL                    (A)     (B)  (C)
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
ACE AVIATION HOLDINGS                  CS       B031P71 CA    1,622,690    50,000 SH           DEFINED     1,2,3   50,000
AEROPOSTALE                            CS        007865108    4,032,000   120,000 SH           DEFINED     1,2,3  120,000
AMER EXPRESS                           CS        025816109    5,323,000   100,000 SH           DEFINED     1,2,3  100,000
AMERICAN EAGLE                         CS        02553E106   10,111,200   330,000 SH           DEFINED     1,2,3  330,000
ANADARKO PETROLEUM                     CS        032511107   13,965,500   170,000 SH           DEFINED     1,2,3  170,000
ARES CAPITAL CORP                      CS        04010L103       89,150     5,000 SH           DEFINED     1,2,3    5,000
AXIS CAPITAL HOLDINGS, LTD.            CS        G0692U109   12,735,000   450,000 SH           DEFINED     1,2,3  450,000
BANK OF AMERICA CORP                   CS        060505104    8,665,900   190,000 SH           DEFINED     1,2,3  190,000
BEAZER HOMES USA INC                   CS        07556Q105   16,144,875   282,500 SH           DEFINED     1,2,3  282,500
BENIHANA INC                           CS        082047101      271,382    18,716 SH           DEFINED     1,2,3   18,716
BENIHANA INC- A SHARES                 CS        082047200    3,416,993   238,284 SH           DEFINED     1,2,3  238,284
BEST BUY                               CS        086516101   11,653,500   170,000 SH           DEFINED     1,2,3  170,000
BON TON STORES INC.                    CS        09776J101    6,640,920   343,200 SH           DEFINED     1,2,3  343,200
BUILDERS FIRSTSOURCE INC               CS        12008R107      162,000    10,000 SH           DEFINED     1,2,3   10,000
CARNIVAL CORP                          CS        143658102    5,727,750   105,000 SH           DEFINED     1,2,3  105,000
CEDAR FAIR LP                          CS        150185106    1,287,600    40,000 SH           DEFINED     1,2,3   40,000
CHUBB                                  CS        171232101    4,708,550    55,000 SH           DEFINED     1,2,3   55,000
CIT GROUP                              CS        125581108    5,586,100   130,000 SH           DEFINED     1,2,3  130,000
COACH INC                              CS        189754104    4,196,250   125,000 SH           DEFINED     1,2,3  125,000
COCA-COLA ENTERP                       CS        191219104    2,333,060   106,000 SH           DEFINED     1,2,3  106,000
CVS                                    CS        126650100    6,976,800   240,000 SH           DEFINED     1,2,3  240,000
DRESS BARN                             CS        261570105    6,562,700   290,000 SH           DEFINED     1,2,3  290,000
EDDIE BAUER HOLDINGS INC.              CS        071625107    3,260,250   115,000 SH           DEFINED     1,2,3  115,000
HALLIBURTON                            CS        406216101    4,303,800    90,000 SH           DEFINED     1,2,3   90,000
HANGER ORTHOPEDIC GROUP INC            CS        41043F208      201,600    40,000 SH           DEFINED     1,2,3   40,000

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
HARTFORD FINANCIAL SERVICES GROUP      CS        416515104    7,478,000   100,000 SH           DEFINED     1,2,3  100,000
HARTMARX CORP                          CS        417119104    1,377,576   136,800 SH           DEFINED     1,2,3  136,800
HOME DEPOT                             CS        437076102    6,418,500   165,000 SH           DEFINED     1,2,3  165,000
INT'L BUSINESS MACH                    CS        459200101    7,420,000   100,000 SH           DEFINED     1,2,3  100,000
LEGG MASON INC                         CS        524901105   10,931,550   105,000 SH           DEFINED     1,2,3  105,000
LEHMAN BROTHERS                        CS        524908100   14,892,000   150,000 SH           DEFINED     1,2,3  150,000
LOEWS CORP COM                         CS        540424108    7,750,000   100,000 SH           DEFINED     1,2,3  100,000
La QUINTA PPTYS INC 9.0% SER A 1/10   PFD        50419Q201      147,003     5,700 SH           DEFINED     1,2,3    5,700
MORGAN STANLEY                         CS        617446448   11,281,050   215,000 SH           DEFINED     1,2,3  215,000
NEIMAN MARCUS A                        CS        640204202   12,657,752   130,600 SH           DEFINED     1,2,3  130,600
NEIMAN MARCUS GROUP CLASS B            CS        640204301    2,407,830    24,900 SH           DEFINED     1,2,3   24,900
ORIENT EXPRESS HOTELS LTD              CS        G67743107    4,117,100   130,000 SH           DEFINED     1,2,3  130,000
OXFORD INDUSTRIES INC                  CS        691497309    5,381,250   125,000 SH           DEFINED     1,2,3  125,000
PACIFIC SUNWEAR OF CALIF               CS        694873100    2,988,700   130,000 SH           DEFINED     1,2,3  130,000
PATHMARK STORES INC                    CS        70322A101    3,766,800   430,000 SH           DEFINED     1,2,3  430,000
POLO RALPH LAUREN CORP                 CS        731572103    9,329,004   216,400 SH           DEFINED     1,2,3  216,400
PULTE HOMES                            CS        745867101    8,425,000   100,000 SH           DEFINED     1,2,3  100,000
QUALITY DISTRIBUTION INC               CS        74756M102    2,502,576   282,777 SH           DEFINED     1,2,3  282,777
RETAIL VENTURES INC                    CS        76128Y102    4,637,600   340,000 SH           DEFINED     1,2,3  340,000
ROYAL CARIBBEAN LTD                    CS        v7780t103    5,561,400   115,000 SH           DEFINED     1,2,3  115,000
SEARS HOLDINGS CORP                    CS        812350106   37,407,552   249,600 SH           DEFINED     1,2,3  249,600
SIRIUS SATELLITE RADIO INC             CS        82966U103    5,508,000   850,000 SH           DEFINED     1,2,3  850,000
SPRINT                                 CS        852061100    5,645,250   225,000 SH           DEFINED     1,2,3  225,000
TARGET CORP                            CS        87612e106   14,146,600   260,000 SH           DEFINED     1,2,3  260,000
TESORO CORPORATE ENERGY                CS        881609101    9,327,260   200,500 SH           DEFINED     1,2,3  200,500
TOLL BROTHERS INC                      CS        889478103   10,662,750   105,000 SH           DEFINED     1,2,3  105,000
TRANSOCEAN INC                         CS        G90078109    4,317,600    80,000 SH           DEFINED     1,2,3   80,000
UNIVERSAL HEALTH REALTY INCOME TRUST   CS        91359E105      819,365    21,500 SH           DEFINED     1,2,3   21,500
VALERO ENERGY CORP                     CS        91913Y100   15,030,900   190,000 SH           DEFINED     1,2,3  190,000
WCI COMMUNITIES INC                    CS        92923C104    3,843,600   120,000 SH           DEFINED     1,2,3  120,000
WET SEAL INC                           CS        961840105    2,274,540   334,000 SH           DEFINED     1,2,3  334,000

TOTAL PORTFOLIO                                             378,432,678
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